Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noninterest expense
Net loss	$ (60,394,659)
Loss per share (Note 16)
Loss per share - basic (in dollars per share)	$ (1.82)
Loss per share - diluted (in dollars per share)	$ (1.82)
Weighted average common stock outstanding - basic (in shares)	33,282,611
Weighted average common stock outstanding - diluted (in shares)	33,282,611
Social Finance, Inc.
Interest income
Loans	$ 77,221,000	$ 86,116,000	$ 330,353,000	$ 570,466,000	$ 568,209,000
Securitizations	4,467,000	7,061,000	24,031,000	23,179,000	19,300,000
Related party notes	211,000	1,052,000	3,189,000	3,338,000	0
Other	629,000	3,053,000	5,964,000	11,210,000	2,109,000
Total interest income	82,528,000	97,282,000	363,537,000	608,193,000	589,618,000
Interest expense
Securitizations and warehouses	29,808,000	47,523,000	155,150,000	268,063,000	330,186,000
Corporate borrowings	5,008,000	1,088,000
Other	432,000	1,522,000	30,456,000	10,296,000	368,000
Total interest expense	35,248,000	50,133,000	185,606,000	278,359,000	330,554,000
Net interest income	47,280,000	47,149,000	177,931,000	329,834,000	259,064,000
Noninterest income
Loan origination and sales	110,345,000	104,255,000	371,323,000	299,265,000	123,046,000
Securitizations	(2,036,000)	(83,104,000)	(70,251,000)	(199,125,000)	(114,705,000)
Servicing	(12,109,000)	7,059,000	(19,426,000)	8,486,000	1,197,000
Technology Platform fees	54,227,000	2,118,000	103,331,000	4,520,000	823,000
Other	6,845,000	2,943,000	15,827,000	4,199,000	797,000
Total noninterest income (loss)	148,704,000	31,153,000	387,601,000	112,825,000	10,335,000
Total net revenue	195,984,000	78,302,000	565,532,000	442,659,000	269,399,000
Noninterest expense
Technology and product development	65,948,000	40,171,000	201,199,000	147,458,000	99,319,000
Sales and marketing	87,234,000	62,670,000	276,577,000	266,198,000	212,604,000
Cost of operations	57,570,000	32,657,000	178,896,000	116,327,000	88,885,000
General and administrative	161,697,000	49,114,000	237,381,000	152,275,000	121,948,000
Total noninterest expense	372,449,000	184,612,000	894,053,000	682,258,000	522,756,000
Loss before income taxes	(176,465,000)	(106,310,000)	(328,521,000)	(239,599,000)	(253,357,000)
Income tax (expense) benefit	(1,099,000)	(57,000)	104,468,000	(98,000)	958,000
Net loss	(177,564,000)	(106,367,000)	(224,053,000)	(239,697,000)	(252,399,000)
Other comprehensive income (loss)
Foreign currency translation adjustments, net	(80,000)	(7,000)	(145,000)	(9,000)	21,000
Total other comprehensive income (loss)	(80,000)	(7,000)	(145,000)	(9,000)	21,000
Comprehensive loss	$ (177,644,000)	$ (106,374,000)	$ (224,198,000)	$ (239,706,000)	$ (252,378,000)
Loss per share (Note 16)
Loss per share - basic (in dollars per share)	$ (2.81)	$ (2.93)	$ (7.49)	$ (7.00)	$ (7.19)
Loss per share - diluted (in dollars per share)	$ (2.81)	$ (2.93)	$ (7.49)	$ (7.00)	$ (7.19)
Weighted average common stock outstanding - basic (in shares)	66,647,192	39,815,023	42,374,976	37,651,687	35,091,026
Weighted average common stock outstanding - diluted (in shares)	66,647,192	39,815,023	42,374,976	37,651,687	35,091,026
Social Finance, Inc. | Technology Platform fees
Noninterest income
Technology Platform fees	$ 45,659,000	$ 0	$ 90,128,000	$ 0	$ 0